Taxation - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		19.00%
Unrecognized deferred tax assets		$ 80,811	$ 37,907
Effective From April First Two Thousand And Seventeen [Member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		19.00%
Effective From April First Two Thousand And Twenty [Member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		17.00%
Effective For April First Two Thousand And Twenty And Two Thousand And Twenty One [Member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate		19.00%
Changes in tax rates or tax laws enacted or announced [member] | Effective From April First Two Thousand And Twenty Three [Member]
Disclosure Of Income Taxes [Line Items]
Applicable tax rate	25.00%